Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ 330.3	$ 708.6	$ 885.2	$ 1,238.2
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	15.2	17.4	17.1
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	114.4	108.3	122.8
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	132.5	232.0	320.5
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	43.0	317.7	373.8
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	15.5	20.6	30.3
Assets under constructions [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	9.7	12.6	$ 20.7
Gross [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	1,418.7	1,956.6
Gross [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	15.2	17.4
Gross [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	244.0	223.2
Gross [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	874.1	982.5
Gross [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	167.7	607.4
Gross [member] | Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	108.0	113.5
Gross [member] | Assets under constructions [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	9.7	12.6
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(1,088.4)	(1,248.0)
Accumulated depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(129.6)	(114.9)
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(741.6)	(750.5)
Accumulated depreciation [member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	(124.7)	(289.7)
Accumulated depreciation [member] | Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment	$ (92.5)	$ (92.9)